TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax
	December 31,
	2021	2020

Net operating loss carry-forward	$5,681	$6,539
Capital loss carry-forward	898	941
Allowances and reserve	1,823	202

Total deferred tax assets before valuation allowance	8,402	7,682
Valuation allowance	(1,571)	(7,682)

Property, plant and equipment	(1,150)	-

Net deferred tax assets	$5,681	$-

Schedule of income (loss) before income taxes
	Year ended December 31,
	2021	2020	2019

Domestic	$11,319	$4,533	$(2,383)
Foreign	$8,880	$1,107	$44
Income (loss) before income taxes	$20,199	$5,640	$(2,339)

Schedule of components of income tax expense (benefit)
	Year ended December 31,
	2021	2020	2019

Current	$806	$-	$-
Deferred	$(5,681)	$-	$-
Tax benefit	$(4,875)	$-	$-

Schedule of effective Income tax rate reconciliation
2021

Income (loss) before taxes, as reported in the consolidated statements of income	$20,199
Theoretical tax expense (benefit) at the Israeli statutory tax rate	$4,646
Tax adjustment in respect of different tax rate of foreign subsidiaries	$533
Non-deductible expenses and other permanent differences	$506
Utilizing of net operating losses during the year, for which valuation allowance was provided in prior years	$(3,797)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	$(5,681)
Permanent differences and shares issuance expenses	$(1,193)
Other	$111
Actual tax expense (benefit)	$(4,875)